Schedule H, line 4i - Schedule of Assets (Held at End of Year) - The Toro Company Retirement Plan (Details) - EBP 203	12 Months Ended
	Dec. 31, 2025 USD ($) loan
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 102	[1],[2]
Total	$ 1,385,430,592
Participant loan, number of loans outstanding | loan	1
Participant loan, interest rate	5.00%
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 20,350,066	[3]
Investment, Identifier [Axis]: Fidelity Brokerage Link | Self-Directed Brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	26,891,469	[2],[3]
Investment, Identifier [Axis]: Fidelity Treasury Only Money Market | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	17,442,537	[2],[3]
Investment, Identifier [Axis]: Great Gray Europacific Growth Trust Class R2 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	32,680,618	[3]
Investment, Identifier [Axis]: Northern Trust Collective Aggregate Bond Index Fund | Common Collective Trust Measured at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,672,478	[3]
Investment, Identifier [Axis]: Northern Trust Collective Russell 2000 Index Fund | Common Collective Trust Measured at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	13,353,419	[3]
Investment, Identifier [Axis]: Northern Trust Collective S&P 400 Index Fund | Common Collective Trust Measured at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	56,339,120	[3]
Investment, Identifier [Axis]: Northern Trust Collective S&P 500 Index Fund | Common Collective Trust Measured at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	272,392,269	[3]
Investment, Identifier [Axis]: Other receivable due to investments in transit | Other receivable due to investments in transit
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	0	[2],[3]
Investment, Identifier [Axis]: PGIM Total Return Bond Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	11,732,422	[3]
Investment, Identifier [Axis]: PIMCO International Bond Fund (Unhedged) Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,809,636	[3]
Investment, Identifier [Axis]: T. Rowe Price International Discovery Fund I Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	16,090,723	[3]
Investment, Identifier [Axis]: The Toro Company | The Toro Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	185,416,083	[2],[3]
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	21,794,194	[3]
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust IV | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	35,657,455	[3]
Investment, Identifier [Axis]: Vanguard Target 2020 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	15,961,608	[3]
Investment, Identifier [Axis]: Vanguard Target 2025 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	60,728,543	[3]
Investment, Identifier [Axis]: Vanguard Target 2030 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	101,435,776	[3]
Investment, Identifier [Axis]: Vanguard Target 2035 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	118,200,852	[3]
Investment, Identifier [Axis]: Vanguard Target 2040 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	95,609,130	[3]
Investment, Identifier [Axis]: Vanguard Target 2045 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	86,621,853	[3]
Investment, Identifier [Axis]: Vanguard Target 2050 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	68,075,206	[3]
Investment, Identifier [Axis]: Vanguard Target 2055 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	53,974,287	[3]
Investment, Identifier [Axis]: Vanguard Target 2060 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	30,932,512	[3]
Investment, Identifier [Axis]: Vanguard Target 2065 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	19,390,893	[3]
Investment, Identifier [Axis]: Vanguard Target 2070 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,369,432	[3]
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 7,507,909	[3]

[1]	One loan outstanding with an interest rate of 5.00%.
[2]	Party-in-interest as defined by ERISA.
[3]	Cost information is not required for Participant-directed investments and therefore is not included.